Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The term sheet to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 5,450,000
Final Prospectus	true